Assets and Liabilities Measured at Fair Value on Recurring Basis Including those for Which MHFG Group has Elected Fair Value Option (Detail) (Fair Value, Measurements, Recurring, JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2013		Mar. 31, 2012
Assets:
Other investments	¥ 76		¥ 190
Total assets at fair value	73,557	[1]	72,395	[1]
Liabilities:
Trading securities sold, not yet purchased	3,520		4,688
Long-term debt	552	[2]	461	[2]
Total liabilities at fair value	17,321		17,438
Interest rate contracts
Assets:
Assets, derivatives	10,350		9,789
Liabilities:
Liabilities, derivatives	10,018		9,453
Foreign exchange contracts
Assets:
Assets, derivatives	3,099		2,582
Liabilities:
Liabilities, derivatives	2,983		2,574
Equity-related contracts
Assets:
Assets, derivatives	182		145
Liabilities:
Liabilities, derivatives	177		180
Credit-related contracts
Assets:
Assets, derivatives	59		59
Liabilities:
Liabilities, derivatives	44		36
Other contracts
Assets:
Assets, derivatives	38		61
Liabilities:
Liabilities, derivatives	27		46
Japanese government bonds
Assets:
Assets, trading securities	4,700	[3]	6,055	[3]
Available-for-sale securities	30,783		32,647
Japanese local gov't bonds
Assets:
Assets, trading securities	125	[3]	91	[3]
Available-for-sale securities	244		273
U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	6,083	[3]	4,595	[3]
Available-for-sale securities	178		101
Other foreign gov't bonds
Assets:
Assets, trading securities	2,429	[3]	1,390	[3]
Available-for-sale securities	598		445
Agency mortgage-backed securities
Assets:
Assets, trading securities	2,651	[3]	2,166	[3]
Available-for-sale securities	1,006		980
Residential mortgage-backed securities
Assets:
Assets, trading securities	100	[3]	159	[3]
Available-for-sale securities	442		571
Commercial mortgage-backed securities
Assets:
Assets, trading securities	94	[3]	28	[3]
Available-for-sale securities	250		330
Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,215		2,578
Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	559		542
Equity securities
Assets:
Assets, trading securities	1,196	[3]	1,091	[3]
Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,318	[3]	1,041	[3]
Corporate bonds and other debt securities
Assets:
Assets, trading securities	1,643	[3]	1,694	[3]
Equity securities (marketable)
Assets:
Available-for-sale securities	3,139		2,792
Level 1
Assets:
Other investments	1		1
Total assets at fair value	48,289	[1]	48,587	[1]
Liabilities:
Trading securities sold, not yet purchased	3,338		4,610
Total liabilities at fair value	3,401		4,662
Level 1 | Interest rate contracts
Assets:
Assets, derivatives	7		8
Liabilities:
Liabilities, derivatives	8		5
Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives	5		2
Liabilities:
Liabilities, derivatives	4		1
Level 1 | Equity-related contracts
Assets:
Assets, derivatives	45		27
Liabilities:
Liabilities, derivatives	51		46
Level 1 | Japanese government bonds
Assets:
Assets, trading securities	4,651	[3]	6,017	[3]
Available-for-sale securities	29,198		31,066
Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	5,777	[3]	4,425	[3]
Available-for-sale securities	178		101
Level 1 | Other foreign gov't bonds
Assets:
Assets, trading securities	2,235	[3]	1,273	[3]
Available-for-sale securities	334		279
Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	2,055	[3]	1,894	[3]
Available-for-sale securities	144		150
Level 1 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	12		12
Level 1 | Equity securities
Assets:
Assets, trading securities	622	[3]	553	[3]
Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	50	[3]	119	[3]
Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities	2,975		2,660
Level 2
Assets:
Total assets at fair value	23,431	[1]	21,630	[1]
Liabilities:
Trading securities sold, not yet purchased	182		78
Long-term debt	171	[2]	1	[2]
Total liabilities at fair value	13,471		12,176
Level 2 | Interest rate contracts
Assets:
Assets, derivatives	10,319		9,751
Liabilities:
Liabilities, derivatives	9,997		9,408
Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives	3,066		2,507
Liabilities:
Liabilities, derivatives	2,968		2,537
Level 2 | Equity-related contracts
Assets:
Assets, derivatives	114		80
Liabilities:
Liabilities, derivatives	110		118
Level 2 | Credit-related contracts
Assets:
Assets, derivatives	30		34
Liabilities:
Liabilities, derivatives	35		34
Level 2 | Other contracts
Assets:
Assets, derivatives	18
Liabilities:
Liabilities, derivatives	8
Level 2 | Japanese government bonds
Assets:
Assets, trading securities	49	[3]	38	[3]
Available-for-sale securities	1,585		1,581
Level 2 | Japanese local gov't bonds
Assets:
Assets, trading securities	125	[3]	91	[3]
Available-for-sale securities	244		273
Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	306	[3]	170	[3]
Level 2 | Other foreign gov't bonds
Assets:
Assets, trading securities	194	[3]	117	[3]
Available-for-sale securities	264		166
Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	596	[3]	272	[3]
Available-for-sale securities	862		830
Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities	150		223
Level 2 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	3	[3]	2	[3]
Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	2,000		2,352
Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	345		294
Level 2 | Equity securities
Assets:
Assets, trading securities	503	[3]	456	[3]
Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	1,318	[3]	1,041	[3]
Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	1,176	[3]	1,220	[3]
Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities	164		132
Level 3
Assets:
Other investments	75		189
Total assets at fair value	1,837	[1]	2,178	[1]
Liabilities:
Long-term debt	381	[2]	460	[2]
Total liabilities at fair value	449		600
Level 3 | Interest rate contracts
Assets:
Assets, derivatives	24		30
Liabilities:
Liabilities, derivatives	13		40
Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives	28		73
Liabilities:
Liabilities, derivatives	11		36
Level 3 | Equity-related contracts
Assets:
Assets, derivatives	23		38
Liabilities:
Liabilities, derivatives	16		16
Level 3 | Credit-related contracts
Assets:
Assets, derivatives	29		25
Liabilities:
Liabilities, derivatives	9		2
Level 3 | Other contracts
Assets:
Assets, derivatives	20		61
Liabilities:
Liabilities, derivatives	19		46
Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	100	[3]	159	[3]
Available-for-sale securities	292		348
Level 3 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	91	[3]	26	[3]
Available-for-sale securities	250		330
Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities	215		226
Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities	202		236
Level 3 | Equity securities
Assets:
Assets, trading securities	71	[3]	82	[3]
Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	¥ 417	[3]	¥ 355	[3]

[1]	Amounts include the investments measured at NAV per share at March 31, 2012 and 2013, of ¥631 billion and ¥715 billion, respectively, of which ¥581 billion and ¥667 billion, respectively, are classified in Level 2, and ¥50 billion and ¥48 billion, respectively, are classified in Level 3.
[2]	Amounts represent items for which the Group elected the fair value option.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.